Advances for drillships under construction and related costs (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	4 Months Ended	6 Months Ended	9 Months Ended	8 Months Ended	3 Months Ended
	Apr. 18, 2011	Apr. 27, 2011	Jun. 23, 2011	Sep. 20, 2012	Aug. 30, 2013	Apr. 08, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advances for drillships under construction							$ 622,507	$ 662,313	$ 992,825
Ocean Rig Mylos
Number of options exercised	1
Price per drillship	608,000
Drillships delivery	August 19, 2013
Ocean Rig Skyros
Number of options exercised		1
Price per drillship		608,000
Drillships delivery		December 20, 2013
Ocean Rig Athena
Number of options exercised			1
Price per drillship			608,000
Drillships delivery			March 24, 2014
Ocean Rig Apollo
Number of options exercised				1
Price per drillship				683,000
Drillships delivery				March 5, 2015
Ocean Rig Santorini
Price per drillship					644,000
Advances for drillships under construction					127,000
Drillships delivery					June 2016
7th generation Drillship
Price per drillship						728,000
Advances for drillships under construction						76,600
Drillships delivery						February 2017
7th generation Drillship
Price per drillship						728,000
Advances for drillships under construction						$ 76,600
Drillships delivery						June 2017